First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 51.9%
	Banks — 2.1%
117,622	Lakeland Bancorp, Inc.	$1,326,776
	Biotechnology — 0.0%
43,869	Chinook Therapeutics, Inc. (a) (b) (c)	0
	Capital Markets — 5.4%
97,519	Avantax, Inc. (a) (d)	2,516,966
65,299	Greenhill & Co., Inc (d)	967,078
		3,484,044
	Consumer Staples Distribution & Retail — 5.3%
157,579	Albertsons Cos., Inc., Class A (d)	3,419,465
	Electric Utilities — 2.9%
43,458	PNM Resources, Inc. (d)	1,836,535
	Food Products — 6.5%
61,004	Hostess Brands, Inc. (a)	2,037,533
99,808	Sovos Brands, Inc. (a) (d)	2,166,832
		4,204,365
	Health Care Providers & Services — 4.5%
31,659	Amedisys, Inc. (a) (d)	2,896,482
	Health Care Technology — 2.4%
64,211	NextGen Healthcare, Inc. (a) (d)	1,535,927
	Household Durables — 1.6%
32,183	iRobot Corp. (a) (d)	1,059,786
	Insurance — 3.5%
75,805	Argo Group International Holdings Ltd. (d)	2,262,021
	Oil, Gas & Consumable Fuels — 6.4%
22,539	Denbury, Inc. (a)	2,003,492
99,209	Earthstone Energy, Inc., Class A (a)	2,100,254
		4,103,746
	Retail REITs — 3.2%
189,345	RPT Realty	2,043,033
	Software — 3.2%
23,878	New Relic, Inc. (a) (d)	2,069,506
	Textiles, Apparel & Luxury Goods — 2.1%
26,106	Capri Holdings Ltd. (a) (d)	1,336,105
	Trading Companies & Distributors — 2.8%
10,470	Veritiv Corp. (d)	1,773,723
	Total Common Stocks	33,351,514
	(Cost $34,507,744)
Shares	Description	Value
RIGHTS — 0.0%
	Health Care Equipment & Supplies — 0.0%
7,137	ABIOMED, Inc., expiring December 31, 2029 (a) (b) (c) (e)	$0
	(Cost $0)
	Total Investments — 51.9%	33,351,514
	(Cost $34,507,744)

COMMON STOCKS SOLD SHORT — (12.0)%
Banks — (2.1)%
(97,842)	Provident Financial Services, Inc.	(1,374,680)
Food Products — (0.3)%
(1,831)	JM Smucker (The) Co.	(208,441)
Oil, Gas & Consumable Fuels — (6.4)%
(18,983)	Exxon Mobil Corp.	(2,009,350)
(143,452)	Permian Resources Corp.	(2,090,096)
(4,099,446)
Retail REITs — (3.2)%
(114,535)	Kimco Realty Corp.	(2,054,758)
	Total Investments Sold Short — (12.0)%	(7,737,325)
(Proceeds $8,517,174)
	Net Other Assets and Liabilities — 60.1%	38,601,071
	Net Assets — 100.0%	$64,215,260

(a)	Non-income producing security.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At October 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(c)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(d)	This security or a portion of this security is segregated as collateral for investments sold short. At October 31, 2023, the segregated value of these securities amounts to $12,263,409.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

ASSETS TABLE
	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Biotechnology	$ —**	$ —	$ —	$ —**
Other Industry Categories*	33,351,514	33,351,514	—	—
Rights*	—**	—	—	—**
Total Investments	$33,351,514	$33,351,514	$—	$—**

LIABILITIES TABLE
	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (7,737,325)	$ (7,737,325)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.